Cover	May 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-15751
Entity Registrant Name	eMagin Corporation
Entity Central Index Key	0001046995
Entity Tax Identification Number	56-1764501
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 South Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Hopewell Junction
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12533
City Area Code	845
Local Phone Number	838-7900
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	EMAN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false